RISK MANAGEMENT (Details 9) $ in Millions, $ in Millions		Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2016 USD ($)	[2]	Dec. 31, 2015 COP ($)	Dec. 31, 2014 COP ($)
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		$ 16,531,811			$ 17,294,457
Cash held by entity	[1]	5,805,027			4,898,547
Cash and cash equivalents		22,336,838	$ 7,485.5	[2]	22,193,004	$ 7,437.3		$ 22,284,977	$ 17,269,760
Financial assets at fair value through profit or loss, classified as held for trading		5,128,088	1,718.5		4,593,725
Financial assets available-for-sale		18,614,160	6,238.0	[2]	18,392,512
Held-to-maturity investments		2,899,039	971.5	[2]	2,570,486
Derivative financial assets		328,392	110.1	[2]	502,209
Financial assets at fair value through profit or loss classified as held debt securities		2,650,536	888.2	[2]	2,343,902
Financial assets available for debt securities		17,790,127	$ 5,961.8	[2]	17,662,733
Total financial assets		383,653			630,688
Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		9,391,266			10,978,574
Financial assets at fair value through profit or loss, classified as held for trading		2,377,109			2,109,209
Financial assets available-for-sale		14,049,049			14,268,165
Held-to-maturity investments		2,875,209			2,570,486
Derivative financial assets		312,426			528,823
Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		6,679,084			5,887,086
Financial assets at fair value through profit or loss, classified as held for trading		257,011			234,693
Financial assets available-for-sale		3,705,999			3,271,451
Derivative financial assets		503			248
Without grade or not available
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		461,461			428,797
Financial assets at fair value through profit or loss, classified as held for trading		16,416			0
Financial assets available-for-sale		563			98,368
Held-to-maturity investments		23,830			0
Derivative financial assets		70,724			101,617
Default
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets available-for-sale	[3]	34,516			24,749
Central Bank | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		3,820,538			3,598,126
Central Bank | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		5,993,380			5,381,681
Central Bank | Without grade or not available
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		1,469			1,724
Financial entities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		5,570,728			7,338,920
Financial entities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		685,704			505,405
Financial entities | Without grade or not available
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		459,909			426,826
Others | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		0			41,528
Others | Without grade or not available
Disclosure Of Financial Risk Management Explanatory [Line Items]
Cash equivalents		83			247
Sovereign | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	[4]	1,231,219			985,455
Financial assets available-for-sale	[4]	10,157,239			11,115,044
Held-to-maturity investments	[4]	27,288			25,981
Sovereign | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	[4]	92,931			88,095
Financial assets available-for-sale	[4]	1,432,083			1,543,509
Other Public Entities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading	[5]	70,064			79,789
Financial assets available-for-sale	[6]	662,702			569,312
Held-to-maturity investments	[5]	2,839,286			2,484,078
Corporate | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading		68,286			84,880
Financial assets available-for-sale		148,738			341,099
Held-to-maturity investments		0			1,541
Corporate | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets available-for-sale		274,450			366,482
Corporate | Without grade or not available
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading		16,416			0
Financial assets available-for-sale		563			82,663
Corporate | Default
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets available-for-sale	[3]	34,516			24,749
Financial Entities | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading		1,007,540			959,085
Financial assets available-for-sale		2,975,485			2,149,641
Held-to-maturity investments		8,635			0
Financial Entities | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading		129,985			71,871
Financial assets available-for-sale		642,592			822,729
Financial Entities | Without grade or not available
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets available-for-sale		0			15,705
Held-to-maturity investments		23,830			0
Multilaterals | Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets available-for-sale		104,885			93,069
Held-to-maturity investments		0			58,886
Central Banks | Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading		34,095			74,727
Financial assets available-for-sale		$ 1,356,874			$ 538,731

[1]	Cash held by Bank in custody in vaults, ATMs and cash.
[2]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[3]	Includes investments in the Brazilian Telecommunications Company OI S.A. And its subsidiary Telemar Norte Leste S.A., which requested to avail themselves of the judicial protection law after declaring bankruptcy on June 20, 2016.
[4]	A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).
[5]	Derived from operations with government entities; including public administrations in general (plus regional and local).
[6]	Derived from operations with government entities; including public administrations in general (plus regional and local).